Organization and Nature of Business	9 Months Ended
Sep. 30, 2022
Organization and Nature of Business
1. Organization and Nature of Business
The Company and Nature of Business
Eve Holding, Inc. (together with its subsidiaries, as applicable, “Eve”, the “Company”, “we”, “us” or “our”), a Delaware corporation, is an aerospace company with operations in Melbourne, Florida and Brazil. The Company is a former blank check company incorporated on November 19, 2020 under the name Zanite Acquisition Corp. (“Zanite”) as a Delaware corporation and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.
Eve is dedicated to accelerating the urban air mobility (“UAM”) ecosystem. Benefitting from a startup mindset and with a singular focus, Eve is taking a holistic approach to progressing the UAM ecosystem, with an advanced electrical vertical take-off
and landing (“eVTOL”) project, a comprehensive global services and support network and a unique air traffic management solution.
Business Combination
On December 21, 2021, Zanite entered into a Business Combination Agreement (the “Business Combination Agreement”) with Embraer S.A., a Brazilian corporation (sociedade anônima) (“ERJ”), Embraer Aircraft Holding, Inc., a Delaware corporation (“EAH”) wholly owned by ERJ, and EVE UAM, LLC, a Delaware limited liability company (“Eve Sub”), a former subsidiary of EAH, that was formed for purposes of conducting the UAM Business (as defined in the Business Combination Agreement).
On May 9, 2022, in accordance with the Business Combination Agreement, the closing (the “Closing”) of the transactions contemplated by the Business Combination Agreement (the “Business Combination”) occurred, pursuant to which Zanite issued 220,000,000 shares of Class A common stock to EAH in exchange for the transfer by EAH to Zanite of all of the issued and outstanding limited liability company interests of Eve Sub (the “Equity Exchange”). As a result of the Business Combination, Eve is now a wholly-owned subsidiary of Zanite, which has changed its name to “Eve Holding, Inc.”
On December 21, 2021, December 24, 2021, March 9, 2022, March 16, 2022 and April 4, 2022, in connection with the Business Combination, Zanite entered into subscription agreements or amendments thereto (as amended from time to time, the “Subscription Agreements”) with certain investors, including certain strategic investors and/or investors with existing relationships with ERJ (the “Strategic Investors”), Zanite Sponsor LLC, a Delaware limited liability company (the “Sponsor”), and EAH (collectively, the “PIPE Investors”), pursuant to which, and on the terms and subject to the conditions of which, Zanite agreed to issue and sell to the PIPE Investors in private placements to close immediately prior to the Closing, an aggregate of 35,730,000 shares of Class A common stock at a purchase price of $10.00 per share, for an aggregate purchase price of $357,300,000, which included the commitment of the Sponsor to purchase 2,500,000 shares of Class A common stock for a purchase price of $25,000,000 and the commitment of EAH to purchase 18,500,000 shares of Class A common stock for a purchase price of $185,000,000 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing.
Upon Closing, all shares of Zanite Class A and Class B common stock were converted into, on a one-for-one
 basis, shares
of
common stock of Eve Holding.

Both ERJ and Zanite’s sponsors incurred costs in connection with the business combination (“Transaction Costs”). The Transaction Costs that were determined to be directly attributable and incremental to the Company and incurred related to the Business Combination were deferred and recorded as other assets in the balance sheet until the Closing. Such costs were subsequently recorded either as an expense of the Business Combination or a reduction of cash contributed with a corresponding reduction of additional paid-in
capital if they were attributable to one or multiple
sub-transactions
of the Business Combination.
Accounting Treatment of the Business Combination
The Business Combination was accounted for as a reverse recapitalization, equivalent to the issuance of shares by Eve Sub for the net monetary assets of Zanite accompanied by a recapitalization. Accordingly, the consolidated assets, liabilities and results of operations of Eve Sub (or the “UAM Business”, as applicable) became the historical financial statements of the Company, and the assets, liabilities and results of operations of Zanite were consolidated with Eve Sub beginning on the Closing date. For accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Eve Sub. The net assets of Zanite were recorded at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the transaction are presented as those of Eve Sub (or the “UAM Business”, as applicable) in future reports of the Company.
The financial statements included in this report reflect (i) the historical operating results of Eve Sub prior to the Business Combination; (ii) the combined results of Eve Sub and Zanite following the Closing; (iii) the assets and liabilities of Eve Sub at their historical cost; and (iv) the Company’s equity structure for all periods presented.
EAH did not lose control over Eve Sub as a result of the Closing because EAH held approximately 90% of Eve’s shares immediately after the Closing. Therefore, the transaction did not result in a change in control that would otherwise necessitate business combination accounting.
Transaction costs incurred during the period from the first quarter of 2021 to the second quarter of 2022 related to the transaction with Zanite (Transaction Costs) were reviewed to conclude if they were direct and incremental to the Business Combination and which entity was the primary beneficiary. Direct and incremental costs were deferred to the extent permitted by the accounting standards by the primary beneficiary entity. Transaction Costs not considered to be direct and incremental were expensed by the primary beneficiary entity.
COVID-19 Pandemic
The World Health Organization declared a global emergency on January 30, 2020 with respect to the outbreak of a novel strain of coronavirus, or COVID-19 pandemic. There are many uncertainties regarding the continuing global COVID-19 pandemic, the full impact of which continues to evolve as of the date hereof. Eve is closely monitoring the COVID-19 pandemic situation and its impacts on its employees, operations, the global economy, the supply and the demand for its products and services, including the UAM Business.
The full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations remains uncertain. Management is actively monitoring the situation on its operations, suppliers, industry, and workforce.